UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08876

Senior Debt Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Senior Debt Portfolio                                                                                                                     as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 98.6% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.2%
	CACI International, Inc.
$1,010,750	Term Loan, 5.79%, Maturing May 3, 2011	$1,022,121
	Delta Air Lines, Inc.
4,225,000	Term Loan, 11.01%, Maturing March 16, 2008	4,411,606
	Dresser Rand Group, Inc.
2,195,189	Term Loan, 6.75%, Maturing October 29, 2011	2,234,976
	Hexcel Corp.
3,239,559	Term Loan, 6.38%, Maturing March 1, 2012	3,276,004
	IAP Worldwide Services, Inc.
3,200,000	Term Loan, 7.63%, Maturing December 30, 2012	3,238,000
	K&F Industries, Inc.
2,453,712	Term Loan, 6.86%, Maturing November 18, 2012	2,486,685
	Mid-Western Aircraft Systems, Inc.
3,223,800	Term Loan, 6.85%, Maturing December 31, 2011	3,273,166
	Standard Aero Holdings, Inc.
2,580,238	Term Loan, 6.91%, Maturing August 24, 2012	2,564,919
	Transdigm, Inc.
2,456,250	Term Loan, 6.82%, Maturing July 22, 2010	2,492,711
	Vought Aircraft Industries, Inc.
1,000,000	Term Loan, 6.89%, Maturing December 22, 2010	1,012,656
3,273,894	Term Loan, 7.11%, Maturing December 22, 2011	3,310,316
	Wam Aquisition, S.A.
2,417,800	Term Loan, 7.28%, Maturing April 8, 2013	2,443,772
2,417,800	Term Loan, 7.78%, Maturing April 8, 2014	2,454,824
	Wyle Laboratories, Inc.
1,017,313	Term Loan, 7.44%, Maturing January 28, 2011	1,033,844
		$35,255,600
Automotive — 5.1%
	Accuride Corp.
8,239,730	Term Loan, 6.55%, Maturing January 31, 2012	8,348,906
	Affina Group, Inc.
1,994,309	Term Loan, 7.67%, Maturing November 30, 2011	1,978,106
	Citation Corp.
5,991,530	Term Loan, 10.55%, Maturing May 23, 2009	5,874,695
	Collins & Aikman Products Co.
2,318,912	Term Loan, 11.00%, Maturing August 31, 2011	2,243,962
	CSA Acquisition Corp.
1,578,720	Term Loan, 7.06%, Maturing December 23, 2011	1,588,192
1,318,680	Term Loan, 7.06%, Maturing December 23, 2011	1,326,592
	Dayco Products, LLC
8,538,998	Term Loan, 7.30%, Maturing June 23, 2011	8,653,745

	Dura Operating Corp.
$1,933,000	Term Loan, 8.07%, Maturing May 3, 2011	$1,940,249
	Exide Technologies, Inc.
1,764,628	Term Loan, 10.25%, Maturing May 5, 2010	1,777,863
1,786,253	Term Loan, 10.25%, Maturing May 5, 2010	1,799,650
	Federal-Mogul Corp.
3,731,418	Term Loan, 6.85%, Maturing December 9, 2006	3,533,653
6,000,000	Term Loan, 7.10%, Maturing December 9, 2006	5,688,750
11,852,057	Revolving Loan, 7.95%, Maturing December 9, 2006 (2)	11,889,095
15,351,062	Term Loan, 8.35%, Maturing December 9, 2006	15,427,817
	Goodyear Tire & Rubber Co.
7,500,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	7,465,627
1,175,000	Term Loan, 5.94%, Maturing April 30, 2010	1,187,904
10,605,000	Term Loan, 7.06%, Maturing April 30, 2010	10,766,281
	HLI Operating Co., Inc.
5,754,244	Term Loan, 7.78%, Maturing June 3, 2009	5,789,178
	Insurance Auto Auctions, Inc.
1,274,263	Term Loan, 7.40%, Maturing May 19, 2012	1,290,191
	Key Automotive Group
4,459,467	Term Loan, 7.65%, Maturing June 29, 2010	4,459,467
	Keystone Automotive Operations, Inc.
1,861,026	Term Loan, 7.03%, Maturing October 30, 2009	1,870,331
	Kwik Fit Group Ltd.
1,250,000	Term Loan, 7.15%, Maturing August 31, 2013	GBP 2,217,544
1,250,000	Term Loan, 7.15%, Maturing August 31, 2014	GBP 2,226,999
	Plastech Engineered Products, Inc.
963,455	Term Loan, 9.28%, Maturing March 31, 2010	906,611
	R.J. Tower Corp.
7,000,000	DIP Revolving Loan, 5.21%, Maturing February 2, 2007 (2)	6,982,500
	Safelite Glass Corp.
1,176,611	Term Loan, 8.52%, Maturing June 30, 2008	1,161,904
3,096,826	Term Loan, 9.02%, Maturing June 30, 2008	3,058,116
	Tenneco Automotive, Inc.
3,600,741	Term Loan, 7.02%, Maturing December 12, 2009	3,657,003
2,383,463	Term Loan, 6.82%, Maturing December 12, 2010	2,420,705
	TI Automotive, Ltd.
3,734,702	Term Loan, 7.94%, Maturing June 30, 2011	3,669,345
	Trimas Corp.
10,809,489	Term Loan, 8.38%, Maturing December 31, 2009	10,926,588
	TRW Automotive, Inc.
7,084,085	Term Loan, 6.25%, Maturing June 30, 2012	7,104,254
	United Components, Inc.
2,110,191	Term Loan, 7.22%, Maturing June 30, 2010	2,145,142
	Visteon Corp.
1,600,000	Term Loan, 9.18%, Maturing June 20, 2007	1,620,800
		$152,997,765

Beverage and Tobacco — 1.2%
	Alliance One International, Inc.
$2,848,475	Term Loan, 8.03%, Maturing May 13, 2010	$2,864,498
	Constellation Brands, Inc.
15,037,161	Term Loan, 5.90%, Maturing November 30, 2011	15,249,561
	Culligan International Co.
2,574,000	Term Loan, 7.07%, Maturing September 30, 2011	2,611,001
	National Dairy Holdings, L.P.
6,031,888	Term Loan, 6.61%, Maturing March 15, 2012	6,065,817
	National Distribution Co.
2,750,000	Term Loan, 11.11%, Maturing June 22, 2010	2,756,875
	Southern Wine & Spirits of America, Inc.
5,157,837	Term Loan, 6.03%, Maturing June 1, 2012	5,213,444
	Sunny Delight Beverages Co.
265,494	Term Loan, 8.61%, Maturing August 20, 2010	263,503
		$35,024,699
Building and Development — 7.2%
	401 North Wabash Venture, LLC
5,500,000	Term Loan, 0.00%, Maturing May 7, 2008 (2)	5,555,000
	Biomed Realty, L.P.
10,965,000	Term Loan, 6.82%, Maturing May 31, 2010	10,992,412
	Capital Automotive REIT
4,300,000	Term Loan, 6.34%, Maturing December 16, 2010	4,325,533
	DMB / CH II, LLC
1,231,200	Term Loan, 7.06%, Maturing September 9, 2009	1,234,278
	Empire Hawkeye Partners, L.P.
6,800,000	Term Loan, 4.59%, Maturing December 1, 2009 (2)	6,808,500
	Epco / Fantome, LLC
5,100,000	Term Loan, 7.61%, Maturing November 23, 2010	5,112,750
	Formica Corp.
1,442,110	Term Loan, 9.57%, Maturing June 10, 2010	1,449,321
737,501	Term Loan, 9.57%, Maturing June 10, 2010	741,189
2,068,671	Term Loan, 9.57%, Maturing June 10, 2010	2,079,014
595,115	Term Loan, 9.57%, Maturing June 10, 2010	598,091
	FT-FIN Acquisition, LLC
4,461,070	Term Loan, 9.19%, Maturing November 17, 2007	4,472,223
	Gables GP, Inc.
4,877,987	Term Loan, 6.32%, Maturing September 30, 2006	4,909,347
	Hearthstone Housing Partners II, LLC
13,750,000	Revolving Loan, 6.823%, Maturing December 1, 2007 (2)	13,715,625
	Hovstone Holdings, LLC
4,410,000	Term Loan, 6.90%, Maturing February 28, 2009	4,421,025
	Kyle Acquisition Group, LLC
1,653,950	Term Loan, 6.63%, Maturing July 20, 2010	1,665,321
	Landsource Communities, LLC
9,721,000	Term Loan, 7.13%, Maturing March 31, 2010	9,824,286

	LNR Property Corp.
$8,780,349	Term Loan, 7.57%, Maturing February 3, 2008	$8,870,900
1,713,083	Term Loan, 7.57%, Maturing February 3, 2008	1,723,790
	LNR Property Holdings Corp.
3,075,408	Term Loan, 9.07%, Maturing March 3, 2008	3,102,318
	MAAX Corp.
3,189,036	Term Loan, 7.64%, Maturing June 4, 2011	3,093,365
	Mueller Group, Inc.
8,703,188	Term Loan, 6.84%, Maturing October 3, 2012	8,820,524
	NCI Building Systems, Inc.
2,918,845	Term Loan, 6.13%, Maturing June 18, 2010	2,938,002
	Newkirk Master, L.P.
11,184,954	Term Loan, 6.38%, Maturing August 11, 2008	11,285,149
	Nortek, Inc.
6,762,025	Term Loan, 6.94%, Maturing August 27, 2011	6,825,419
	Panolam Industries Holdings, Inc.
2,194,500	Term Loan, 7.28%, Maturing September 30, 2012	2,210,959
	Shea Mountain House, LLC
1,500,000	Term Loan, 6.74%, Maturing May 11, 2010	1,509,844
	South Edge, LLC
4,475,000	Term Loan, 6.57%, Maturing October 31, 2009	4,507,632
	St. Marys Cement, Inc.
2,599,462	Term Loan, 6.53%, Maturing December 4, 2010	2,641,704
	Stile Acquisition Corp.
6,727,151	Term Loan, 6.63%, Maturing April 6, 2013	6,622,039
	Stile U.S. Acquisition Corp.
6,738,611	Term Loan, 6.63%, Maturing April 6, 2013	6,633,321
	Sugarloaf Mills, L.P.
2,850,000	Term Loan, 6.32%, Maturing April 7, 2007	2,864,250
5,400,000	Term Loan, 7.57%, Maturing April 7, 2007	5,400,000
	Sunstone Hotel Partnership, LLC
5,000,000	Revolving Loan, 0.00%, Maturing October 26, 2007 (2)	4,950,000
2,500,000	Term Loan, 6.86%, Maturing October 26, 2008	2,500,000
	TE / Tousa Senior, LLC
2,000,000	Revolving Loan, 4.57%, Maturing July 29, 2008 (2)	1,997,500
3,750,000	Term Loan, 7.75%, Maturing July 29, 2008	3,782,812
	The Woodlands Community Property Co.
4,707,000	Term Loan, 6.78%, Maturing November 30, 2007	4,742,302
1,157,000	Term Loan, 8.78%, Maturing November 30, 2007	1,174,355
	Tousa / Kolter, LLC
7,410,000	Term Loan, 5.88%, Maturing January 7, 2008 (2)	7,447,050
	TRU 2005 RE Holding Co.
13,750,000	Term Loan, 7.57%, Maturing December 9, 2008	13,684,110
	Trustreet Properties, Inc.
5,150,000	Term Loan, 6.57%, Maturing April 8, 2010	5,201,500
	WCI Communities, Inc.
13,300,000	Term Loan, 6.57%, Maturing December 23, 2010	13,333,250
		$215,766,010

Business Equipment and Services — 4.3%
	Acco Brands Corp.
$2,231,750	Term Loan, 6.37%, Maturing August 17, 2012	$2,254,998
	Affinion Group, Inc.
7,662,558	Term Loan, 7.49%, Maturing October 17, 2012	7,662,558
	Allied Security Holdings, LLC
3,124,208	Term Loan, 8.28%, Maturing June 30, 2010	3,157,403
	Baker & Taylor, Inc.
7,600,000	Revolving Loan, 5.09%, Maturing May 6, 2011 (2)	7,562,000
3,100,000	Term Loan, 11.00%, Maturing May 6, 2011	3,131,000
	Buhrmann US, Inc.
6,774,554	Term Loan, 6.34%, Maturing December 31, 2010	6,869,824
	DynCorp International, LLC
4,436,475	Term Loan, 7.13%, Maturing February 11, 2011	4,484,535
	Global Imaging Systems, Inc.
3,361,347	Term Loan, 6.01%, Maturing May 10, 2010	3,386,557
	Info USA, Inc.
2,000,000	Term Loan, 8.25%, Maturing February 14, 2012	2,012,500
	Iron Mountain, Inc.
16,392,500	Term Loan, 6.34%, Maturing April 2, 2011	16,539,344
9,608,329	Term Loan, 6.56%, Maturing April 2, 2011	9,702,914
	Language Line, Inc.
8,324,013	Term Loan, 8.88%, Maturing June 11, 2011	8,386,443
	Mitchell International, Inc.
2,491,137	Term Loan, 6.53%, Maturing August 15, 2011	2,526,947
	Protection One, Inc.
3,259,479	Term Loan, 7.72%, Maturing April 18, 2011	3,294,111
	RGIS Holdings, LLC
3,750,000	Term Loan, 7.12%, Maturing February 15, 2013	3,750,000
	Sungard Data Systems, Inc.
35,431,950	Term Loan, 7.22%, Maturing February 11, 2013	35,980,826
	Transaction Network Services, Inc.
2,808,685	Term Loan, 6.48%, Maturing May 4, 2012	2,822,728
	Western Inventory Services
888,375	Term Loan, 7.52%, Maturing March 31, 2011	896,149
779,277	Term Loan, 7.53%, Maturing March 31, 2011	786,095
	Williams Scotsman, Inc.
2,570,000	Term Loan, 6.91%, Maturing June 28, 2010	2,604,803
		$127,811,735
Cable and Satellite Television — 5.2%
	Adelphia Communications Corp.
12,299,809	DIP Loan, 6.88%, Maturing March 31, 2006	12,361,308
	Atlantic Broadband Finance, LLC
5,854,353	Term Loan, 7.20%, Maturing September 1, 2011	5,960,463
	Bragg Communications, Inc.
3,358,722	Term Loan, 6.81%, Maturing August 31, 2011	3,396,507

	Bresnan Communications, LLC
$4,500,000	Term Loan, 8.07%, Maturing September 30, 2010	$4,518,283
	Cablecom Luxembourg SCA
4,000,000	Term Loan, 4.87%, Maturing September 28, 2012	EUR 4,819,671
	Canadian Cable Acquisition Co., Inc.
4,668,900	Term Loan, 7.53%, Maturing July 30, 2011	4,727,261
	Cebridge Connections, Inc.
4,789,688	Term Loan, 7.49%, Maturing February 23, 2009	4,813,636
	Charter Communications Operating, LLC
37,985,036	Term Loan, 7.92%, Maturing April 27, 2011	38,465,432
	Eno (Altice One)
1,250,000	Term Loan, 5.05%, Maturing December 31, 2013	EUR 1,505,216
1,250,000	Term Loan, 5.55%, Maturing December 31, 2014	EUR 1,511,603
	Iesy Hessen GmbH and Co., KG
2,800,000	Term Loan, 5.35%, Maturing February 14, 2013	EUR 3,359,849
4,200,000	Term Loan, 5.85%, Maturing February 14, 2014	EUR 5,057,239
	Insight Midwest Holdings, LLC
11,415,000	Term Loan, 6.56%, Maturing December 31, 2009	11,587,526
	MCC Iowa, LLC
1,970,113	Term Loan, 6.69%, Maturing February 3, 2014	1,999,664
	Mediacom Illinois, LLC
8,000,000	Term Loan, 6.10%, Maturing September 30, 2012	8,007,144
6,039,000	Term Loan, 6.79%, Maturing March 31, 2013	6,129,585
	NTL, Inc.
7,950,000	Term Loan, 7.57%, Maturing April 13, 2012	7,994,719
	PKS Media (Netherlands) B.V.
2,500,000	Term Loan, 4.89%, Maturing October 5, 2013	EUR 2,985,656
1,000,000	Term Loan, 5.14%, Maturing October 5, 2013	EUR 1,208,333
1,000,000	Term Loan, 5.64%, Maturing October 5, 2014	EUR 1,214,046
	San Juan Cable, LLC
1,000,000	Term Loan, 6.44%, Maturing October 31, 2012	1,011,875
	UGS Corp.
11,077,525	Term Loan, 6.61%, Maturing March 31, 2012	11,225,221
	UPC Broadband Holdings B.V.
4,300,000	Term Loan, 5.14%, Maturing April 1, 2010	EUR 5,138,692
5,580,000	Term Loan, 7.28%, Maturing September 30, 2012	5,654,236
		$154,653,165
Chemicals and Plastics — 6.2%
	Basell Af S.A.R.L.
358,974	Term Loan, 5.05%, Maturing August 1, 2013	EUR 432,832
641,026	Term Loan, 5.09%, Maturing August 1, 2013	EUR 772,914
916,667	Term Loan, 7.31%, Maturing August 1, 2013	933,281
183,333	Term Loan, 7.31%, Maturing August 1, 2013	186,656
641,026	Term Loan, 5.51%, Maturing August 1, 2014	EUR 776,330
358,974	Term Loan, 5.53%, Maturing August 1, 2014	EUR 434,745
916,667	Term Loan, 7.67%, Maturing August 1, 2014	933,281
183,333	Term Loan, 7.67%, Maturing August 1, 2014	186,656

	Brenntag Holding GmbH and Co. KG
$2,117,647	Term Loan, 5.15%, Maturing December 23, 2013	EUR 2,557,115
883,636	Term Loan, 7.07%, Maturing December 23, 2013	897,995
3,616,364	Term Loan, 7.07%, Maturing December 23, 2013	3,673,773
496,877	Term Loan, 5.40%, Maturing December 23, 2014	EUR 602,028
385,476	Term Loan, 5.40%, Maturing December 23, 2014	EUR 472,892
	Celanese Holdings, LLC
15,088,496	Term Loan, 6.53%, Maturing April 6, 2011	15,284,646
	CII Carbon, LLC
1,815,875	Term Loan, 6.56%, Maturing August 23, 2012	1,837,439
	Gentek, Inc.
2,504,731	Term Loan, 7.14%, Maturing February 25, 2011	2,526,257
	Hercules, Inc.
2,751,000	Term Loan, 6.31%, Maturing October 8, 2010	2,775,643
	Hexion Specialty Chemicals, Inc.
607,274	Term Loan, 4.29%, Maturing May 31, 2012	617,332
3,484,372	Term Loan, 7.06%, Maturing May 31, 2012	3,542,084
2,523,166	Term Loan, 7.13%, Maturing May 31, 2012	2,564,957
	Huntsman, LLC
2,382,500	Term Loan, 4.47%, Maturing August 16, 2012	EUR 2,854,738
19,830,597	Term Loan, 6.32%, Maturing August 16, 2012	19,970,026
	Ineos Group
849,785	Term Loan, 5.00%, Maturing December 14, 2011	EUR 1,020,913
150,215	Term Loan, 5.00%, Maturing December 14, 2011	EUR 180,464
849,785	Term Loan, 5.50%, Maturing December 14, 2011	EUR 1,020,595
150,215	Term Loan, 5.50%, Maturing December 14, 2011	EUR 180,408
2,950,000	Term Loan, 6.83%, Maturing December 14, 2012	2,981,957
1,925,000	Term Loan, 6.83%, Maturing December 14, 2013	1,952,672
1,925,000	Term Loan, 7.33%, Maturing December 14, 2014	1,952,672
	Innophos, Inc.
1,734,554	Term Loan, 6.82%, Maturing August 13, 2010	1,759,127
	Invista B.V.
9,411,126	Term Loan, 6.38%, Maturing April 29, 2011	9,530,723
4,783,976	Term Loan, 6.38%, Maturing April 29, 2011	4,844,771
	ISP Chemo, Inc.
7,175,000	Term Loan, 6.50%, Maturing February 16, 2013	7,175,000
	Kraton Polymer, LLC
5,339,388	Term Loan, 7.02%, Maturing December 23, 2010	5,419,479
	Mosaic Co.
7,190,663	Term Loan, 6.18%, Maturing February 21, 2012	7,268,861
	Nalco Co.
17,812,429	Term Loan, 6.34%, Maturing November 4, 2010	18,014,048
	PQ Corp.
3,880,675	Term Loan, 6.56%, Maturing February 11, 2012	3,931,609
	Professional Paint, Inc.
1,467,187	Term Loan, 7.38%, Maturing September 30, 2011	1,476,357

	Rockwood Specialties Group, Inc.
$14,191,650	Term Loan, 6.67%, Maturing December 10, 2012	$14,391,227
	Sigmakalon (BC) Holdco B.V.
1,970,000	Term Loan, 4.74%, Maturing September 9, 2012	EUR 2,318,558
83,888	Term Loan, 5.24%, Maturing September 9, 2013	EUR 100,071
1,030,949	Term Loan, 5.24%, Maturing September 9, 2013	EUR 1,229,841
1,885,163	Term Loan, 5.24%, Maturing September 9, 2013	EUR 2,248,852
183,030	Term Loan, 5.74%, Maturing September 9, 2014	GBP 321,333
621,624	Term Loan, 5.74%, Maturing September 9, 2014	EUR 745,254
151,109	Term Loan, 5.74%, Maturing September 9, 2014	EUR 180,610
152,205	Term Loan, 5.74%, Maturing September 9, 2014	EUR 182,476
1,799,648	Term Loan, 5.74%, Maturing September 9, 2014	EUR 2,157,566
	Solo Cup Co.
9,448,381	Term Loan, 7.03%, Maturing February 27, 2011	9,548,770
	TPG Spring Lux III S.A.R.L.
1,328,114	Term Loan, 5.25%, Maturing June 27, 2013	EUR 1,579,485
1,328,114	Term Loan, 5.75%, Maturing June 27, 2014	EUR 1,587,402
	TPG Spring UK, Ltd.
3,218,030	Term Loan, 5.25%, Maturing June 27, 2013	EUR 3,822,308
3,218,030	Term Loan, 5.75%, Maturing June 27, 2013	EUR 3,841,492
	Wavin Holdings B.V.
900,000	Term Loan, 4.65%, Maturing September 9, 2013	EUR 1,081,743
900,000	Term Loan, 5.15%, Maturing September 9, 2014	EUR 1,086,774
	Wellman, Inc.
5,400,000	Term Loan, 8.68%, Maturing February 10, 2009	5,494,500
		$185,461,538
Clothing / Textiles — 0.2%
	Joan Fabrics Corp.
295,739	Term Loan, 8.78%, Maturing June 30, 2006	240,288
	St. John Knits International, Inc.
2,546,986	Term Loan, 6.81%, Maturing March 23, 2012	2,582,007
	The William Carter Co.
2,790,907	Term Loan, 6.49%, Maturing July 14, 2012	2,824,629
		$5,646,924
Conglomerates — 2.8%
	Amsted Industries, Inc.
5,837,755	Term Loan, 7.13%, Maturing October 15, 2010	5,927,756
	Blount, Inc.
2,807,706	Term Loan, 7.06%, Maturing August 9, 2010	2,836,954
	Euramax Europe B.V.
1,401,756	Term Loan, 5.45%, Maturing June 29, 2012	EUR 1,665,673
	Euramax International, Inc.
2,138,811	Term Loan, 7.25%, Maturing June 28, 2012	2,144,158
	Goodman Global Holdings, Inc.
3,896,636	Term Loan, 6.94%, Maturing December 23, 2011	3,929,516

	ISS Holdings A/S
$2,504,202	Term Loan, 5.06%, Maturing December 31, 2013	EUR 3,030,954
1,704,757	Term Loan, 7.24%, Maturing December 31, 2013	GBP 3,023,395
	Jarden Corp.
3,797,831	Term Loan, 6.28%, Maturing January 24, 2012	3,825,365
11,115,842	Term Loan, 6.53%, Maturing January 24, 2012	11,239,906
	Johnson Diversey, Inc.
1,060,665	Term Loan, 0.00%, Maturing December 16, 2010 (2)	1,065,968
11,457,446	Term Loan, 7.18%, Maturing December 16, 2011	11,593,503
	Platinum 100, Ltd.
500,000	Term Loan, 7.37%, Maturing January 15, 2013	GBP 881,069
500,000	Term Loan, 7.87%, Maturing January 15, 2014	GBP 883,950
	Polymer Group, Inc.
2,000,000	Revolving Loan, 7.06%, Maturing November 22, 2010 (2)	1,950,000
8,650,000	Term Loan, 6.77%, Maturing November 22, 2012	8,759,474
	PP Acquisition Corp.
6,651,689	Term Loan, 7.53%, Maturing November 12, 2011	6,709,891
	Rexnord Corp.
7,261,731	Term Loan, 6.89%, Maturing December 31, 2011	7,349,474
	US Investigations Services, Inc.
2,478,788	Term Loan, 7.00%, Maturing October 14, 2012	2,502,026
1,775,000	Term Loan, 7.04%, Maturing October 14, 2013	1,791,641
	Walter Industries, Inc.
1,820,438	Term Loan, 6.43%, Maturing October 3, 2012	1,841,487
		$82,952,160
Containers and Glass Products — 4.4%
	Berry Plastics Corp.
10,007,374	Term Loan, 6.45%, Maturing December 2, 2011	10,156,444
	BWAY Corp.
1,634,633	Term Loan, 6.81%, Maturing June 30, 2011	1,657,876
	Consolidated Container Holding, LLC
3,841,500	Term Loan, 7.50%, Maturing December 15, 2008	3,877,514
	Crown Americas, Inc.
1,000,000	Term Loan, 4.12%, Maturing November 15, 2012	EUR 1,191,133
1,375,000	Term Loan, 6.00%, Maturing November 15, 2012	1,386,172
	Dr. Pepper / Seven Up Bottling Group, Inc.
8,129,352	Term Loan, 6.57%, Maturing December 19, 2010	8,251,292
	Graham Packaging Holdings Co.
15,097,500	Term Loan, 6.84%, Maturing October 7, 2011	15,314,527
	Graphic Packaging International, Inc.
2,000,000	Revolving Loan, 7.39%, Maturing August 8, 2007 (2)	1,942,500
18,513,120	Term Loan, 6.98%, Maturing August 8, 2010	18,832,138
	Impress Metal Packaging Holdings, B.V.
5,713,671	Term Loan, 7.94%, Maturing December 31, 2006	5,742,240
	IPG (US), Inc.
3,485,876	Term Loan, 6.74%, Maturing July 28, 2011	3,536,710

	JSG Acquisitions
$7,500,000	Term Loan, 4.88%, Maturing December 31, 2014	EUR 8,937,404
7,500,000	Term Loan, 5.38%, Maturing December 31, 2014	EUR 8,937,404
	Kranson Industries, Inc.
2,304,900	Term Loan, 7.28%, Maturing July 30, 2011	2,333,711
	Owens-Illinois, Inc.
5,000,000	Revolving Loan, 7.62%, Maturing April 1, 2007 (2)	4,993,750
4,015,544	Term Loan, 6.36%, Maturing April 1, 2007	4,033,947
2,168,179	Term Loan, 6.35%, Maturing April 1, 2008	2,182,068
2,000,000	Term Loan, 6.39%, Maturing April 1, 2008	2,013,126
	Pregis Corp.
2,493,750	Term Loan, 5.00%, Maturing October 12, 2012	EUR 3,014,055
	Smurfit-Stone Container Corp.
1,986,462	Term Loan, 4.29%, Maturing November 1, 2010	2,013,652
4,990,328	Term Loan, 6.79%, Maturing November 1, 2011	5,060,817
12,904,667	Term Loan, 6.83%, Maturing November 1, 2011	13,086,945
	U.S. Can Corp.
1,965,000	Term Loan, 8.36%, Maturing January 15, 2010	1,982,194
		$130,477,619
Cosmetics / Toiletries — 0.3%
	American Safety Razor Co.
1,545,212	Term Loan, 7.56%, Maturing February 28, 2012	1,568,391
	Prestige Brands, Inc.
6,413,281	Term Loan, 7.24%, Maturing April 6, 2011	6,489,439
	Revlon Consumer Products Corp.
2,187,500	Term Loan, 10.50%, Maturing July 9, 2010	2,255,177
		$10,313,007
Drugs — 0.6%
	Warner Chilcott Corp.
4,463,361	Term Loan, 7.28%, Maturing January 18, 2012	4,499,278
2,061,947	Term Loan, 7.28%, Maturing January 18, 2012	2,078,540
11,076,679	Term Loan, 7.36%, Maturing January 18, 2012	11,165,813
		$17,743,631
Ecological Services and Equipment — 1.1%
	Alderwoods Group, Inc.
1,747,072	Term Loan, 6.38%, Maturing September 29, 2009	1,768,911
	Allied Waste Industries, Inc.
4,635,246	Term Loan, 4.31%, Maturing January 15, 2012	4,691,741
11,938,972	Term Loan, 6.44%, Maturing January 15, 2012	12,076,390
	Envirocare of Utah, LLC
5,009,091	Term Loan, 7.38%, Maturing April 15, 2010	5,066,485
	Environmental Systems, Inc.
3,402,068	Term Loan, 8.20%, Maturing December 12, 2008	3,466,921
500,000	Term Loan, 14.71%, Maturing December 12, 2010	510,000

	Sensus Metering Systems, Inc.
$3,533,247	Term Loan, 7.29%, Maturing December 17, 2010	$3,571,894
456,771	Term Loan, 7.35%, Maturing December 17, 2010	461,768
		$31,614,110
Electronics / Electrical — 2.6%
	AMI Semiconductor, Inc.
1,292,581	Term Loan, 6.11%, Maturing April 1, 2012	1,301,736
	Aspect Software, Inc.
2,175,000	Term Loan, 6.56%, Maturing September 22, 2010	2,200,150
	Avago Technologies Finance PTE
4,039,875	Term Loan, 7.07%, Maturing December 1, 2012	4,052,500
5,536,125	Term Loan, 7.08%, Maturing December 1, 2012	5,575,049
	Communications & Power, Inc.
3,000,000	Term Loan, 6.82%, Maturing July 23, 2010	3,028,749
	Enersys Capital, Inc.
3,644,500	Term Loan, 6.54%, Maturing March 17, 2011	3,690,056
	Fairchild Semiconductor Corp.
8,983,755	Term Loan, 6.31%, Maturing December 31, 2010	9,051,133
	Ganymed 347 VV GmbH
329,460	Term Loan, 4.64%, Maturing April 30, 2013	EUR 396,618
670,540	Term Loan, 4.64%, Maturing April 30, 2013	EUR 807,224
329,460	Term Loan, 5.64%, Maturing April 30, 2014	EUR 397,758
670,540	Term Loan, 5.64%, Maturing April 30, 2014	EUR 811,179
	Invensys International Holdings Limited
5,821,092	Term Loan, 7.79%, Maturing September 4, 2009	5,908,408
	Network Solutions, LLC
3,110,000	Term Loan, 11.50%, Maturing January 9, 2012	3,125,550
	Panavision, Inc.
8,409,858	Term Loan, 10.76%, Maturing January 12, 2007	8,514,982
	Rayovac Corp.
10,734,734	Term Loan, 7.03%, Maturing February 7, 2012	10,882,337
	Security Co., Inc.
4,629,551	Term Loan, 9.50%, Maturing June 30, 2010	4,670,059
	Telcordia Technologies, Inc.
7,076,525	Term Loan, 7.31%, Maturing September 15, 2012	7,010,183
	Vertafore, Inc.
458,333	Term Loan, 0.00%, Maturing January 31, 2012 (2)	464,349
3,666,667	Term Loan, 7.29%, Maturing January 31, 2012	3,714,792
	Viasystems, Inc.
3,217,500	Term Loan, 8.83%, Maturing September 30, 2009	3,243,642
		$78,846,454
Equipment Leasing — 1.4%
	Ashtead Group, PLC
2,267,100	Term Loan, 6.50%, Maturing November 12, 2009	2,292,605
	Carey International, Inc.
1,990,000	Term Loan, 8.50%, Maturing May 2, 2011	1,930,300

	Maxim Crane Works, L.P.
$2,883,998	Term Loan, 9.25%, Maturing January 28, 2010	$2,910,436
	The Hertz Corp.
13,750,000	Revolving Loan, 6.82%, Maturing December 21, 2010 (2)	13,746,219
1,311,989	Term Loan, 0.00%, Maturing December 21, 2012 (2)	1,330,931
1,119,444	Term Loan, 4.50%, Maturing December 21, 2012	1,138,277
7,643,567	Term Loan, 6.89%, Maturing December 21, 2012	7,772,154
	United Rentals, Inc.
1,726,985	Term Loan, 4.39%, Maturing February 14, 2011	1,749,293
9,405,256	Term Loan, 6.86%, Maturing February 14, 2011	9,526,743
		$42,396,958
Farming / Agriculture — 0.1%
	Central Garden & Pet Co.
2,580,692	Term Loan, 4.57%, Maturing May 15, 2009	2,583,918
		$2,583,918
Financial Intermediaries — 2.6%
	AIMCO Properties, L.P.
500,000	Term Loan, 6.35%, Maturing November 2, 2009	505,781
14,100,000	Term Loan, 6.65%, Maturing November 2, 2009	14,289,476
	Ameritrade Holding Corp.
13,825,000	Term Loan, 6.08%, Maturing December 31, 2012	13,926,102
	Blitz F04-506 GmbH
1,000,000	Term Loan, 5.46%, Maturing June 30, 2014	EUR 1,210,010
	Coinstar, Inc.
1,901,257	Term Loan, 6.55%, Maturing July 7, 2011	1,921,458
	Fidelity National Information Solutions, Inc.
22,396,000	Term Loan, 6.32%, Maturing March 9, 2013	22,580,588
	LPL Holdings, Inc.
12,025,000	Term Loan, 7.88%, Maturing June 30, 2013	12,092,641
	The Macerich Partnership, L.P.
7,300,000	Revolving Loan, 4.84%, Maturing July 30, 2007 (2)	7,081,000
4,310,000	Term Loan, 6.13%, Maturing April 25, 2010	4,340,528
		$77,947,584
Food Products — 1.8%
	Acosta, Inc.
5,900,000	Term Loan, 6.91%, Maturing December 6, 2012	5,981,125
	American Seafoods Group, LLC
2,019,938	Term Loan, 6.28%, Maturing September 30, 2012	2,050,237
	BF Bolthouse Holdco, LLC
2,050,000	Term Loan, 7.13%, Maturing December 16, 2012	2,084,167
	Chiquita Brands, LLC
3,156,020	Term Loan, 6.61%, Maturing June 28, 2012	3,192,842
	Del Monte Corp.
3,126,375	Term Loan, 6.14%, Maturing February 8, 2012	3,172,489

	Doane Pet Care Co.
$1,795,500	Term Loan, 6.77%, Maturing October 21, 2012	$1,822,432
	Dole Food Company, Inc.
3,844,274	Term Loan, 6.20%, Maturing April 18, 2012	3,869,331
	Herbalife International, Inc.
913,444	Term Loan, 6.40%, Maturing December 21, 2010	922,578
	Interstate Brands Corp.
5,250,000	Revolving Loan, 0.00%, Maturing September 22, 2006 (2)	5,253,281
	Michael Foods, Inc.
3,928,691	Term Loan, 6.66%, Maturing November 21, 2010	3,984,349
	Nash-Finch Co.
3,870,000	Term Loan, 6.88%, Maturing November 12, 2010	3,899,025
	Pinnacle Foods Holdings Corp.
2,142,857	Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	2,078,571
6,779,203	Term Loan, 7.78%, Maturing November 25, 2010	6,898,686
	Reddy Ice Group, Inc.
6,975,000	Term Loan, 6.32%, Maturing August 9, 2012	7,051,293
	The Meow Mix Company
1,310,526	Term Loan, 7.82%, Maturing July 13, 2011	1,330,184
		$53,590,590
Food Service — 2.1%
	AFC Enterprises, Inc.
1,751,200	Term Loan, 6.81%, Maturing May 11, 2011	1,773,090
	Buffets, Inc.
2,000,000	Term Loan, 0.00%, Maturing June 28, 2007 (2)	2,020,000
931,818	Term Loan, 3.60%, Maturing June 28, 2009	941,136
5,998,010	Term Loan, 8.19%, Maturing June 28, 2009	6,057,990
	Burger King Corp.
3,174,050	Term Loan, 6.13%, Maturing June 30, 2012	3,195,475
	Carrols Corp.
1,896,573	Term Loan, 7.00%, Maturing December 31, 2010	1,926,800
	CKE Restaurants, Inc.
1,652,968	Term Loan, 6.63%, Maturing May 1, 2010	1,672,597
	Denny’s, Inc.
3,999,636	Term Loan, 7.76%, Maturing September 30, 2009	4,076,297
	Domino’s, Inc.
18,805,065	Term Loan, 6.06%, Maturing June 25, 2010	19,012,711
	Gate Gourmet Borrower, LLC
6,362,738	Term Loan, 12.07%, Maturing December 31, 2008	6,376,660
	Jack in the Box, Inc.
2,594,998	Term Loan, 6.06%, Maturing January 8, 2011	2,622,570
	Maine Beverage Co., LLC
2,598,214	Term Loan, 6.28%, Maturing June 30, 2010	2,591,719
	Weight Watchers International, Inc.
1,500,000	Revolving Loan, 3.73%, Maturing March 31, 2009 (2)	1,500,000
2,962,500	Term Loan, 6.10%, Maturing March 31, 2010	2,997,063
4,070,531	Term Loan, 6.25%, Maturing March 31, 2010	4,128,198

	Weightwatchers.com, Inc.
$1,670,000	Term Loan, 6.84%, Maturing December 16, 2010	$1,690,875
		$62,583,181
Food / Drug Retailers — 2.1%
	Cumberland Farms, Inc.
8,739,898	Term Loan, 6.77%, Maturing September 8, 2008	8,789,060
1,505,105	Term Loan, 6.94%, Maturing September 8, 2008	1,508,867
	General Nutrition Centers, Inc.
2,741,654	Term Loan, 7.70%, Maturing December 7, 2009	2,780,210
2,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009 (2)	1,970,000
	Giant Eagle, Inc.
6,216,343	Term Loan, 6.07%, Maturing November 7, 2012	6,254,226
	Roundy’s Supermarkets, Inc.
11,350,000	Term Loan, 7.61%, Maturing November 3, 2011	11,443,637
	The Jean Coutu Group (PJC), Inc.
13,002,578	Term Loan, 6.94%, Maturing July 30, 2011	13,174,134
	The Pantry, Inc.
2,600,000	Term Loan, 6.39%, Maturing January 2, 2012	2,630,875
	Winn-Dixie Stores, Inc.
13,000,000	DIP Revolving Loan, 6.50%, Maturing February 23, 2007 (2)	12,967,500
		$61,518,509
Forest Products — 1.3%
	Appleton Papers, Inc.
6,809,748	Term Loan, 6.58%, Maturing June 11, 2010	6,887,209
	Boise Cascade Holdings, LLC
9,473,806	Term Loan, 6.29%, Maturing October 29, 2011	9,606,762
	Buckeye Technologies, Inc.
2,950,701	Term Loan, 6.46%, Maturing March 15, 2008	2,959,922
	NewPage Corp.
5,000,000	Revolving Loan, 6.875%, Maturing May 2, 2010 (2)	4,950,000
7,666,475	Term Loan, 7.56%, Maturing May 2, 2011	7,781,472
	RLC Industries Co.
4,702,453	Term Loan, 6.03%, Maturing February 24, 2010	4,728,904
	Xerium Technologies, Inc.
3,236,380	Term Loan, 6.78%, Maturing November 19, 2011	3,233,348
		$40,147,617
Healthcare — 5.4%
	Accellent, Inc.
1,225,000	Term Loan, 6.80%, Maturing November 22, 2012	1,237,633
	Alliance Imaging, Inc.
7,185,836	Term Loan, 7.18%, Maturing December 29, 2011	7,197,513
	AMN Healthcare, Inc.
1,775,000	Term Loan, 6.53%, Maturing November 2, 2011	1,797,743
	AMR HoldCo, Inc.
1,993,093	Term Loan, 6.84%, Maturing February 10, 2012	2,018,007

	Carl Zeiss Topco GMBH
$1,323,333	Term Loan, 6.95%, Maturing February 28, 2013	$1,334,912
2,646,667	Term Loan, 7.45%, Maturing February 28, 2014	2,666,517
	Colgate Medical, Ltd.
335,227	Term Loan, 6.60%, Maturing December 30, 2008	337,113
	Community Health Systems, Inc.
28,477,634	Term Loan, 6.56%, Maturing August 19, 2011	28,869,201
	Concentra Operating Corp.
8,179,500	Term Loan, 6.69%, Maturing September 30, 2011	8,290,267
	Conmed Corp.
2,540,189	Term Loan, 6.95%, Maturing December 31, 2007	2,571,413
	Davita, Inc.
19,780,540	Term Loan, 6.79%, Maturing October 5, 2012	20,093,726
	Encore Medical IHC, Inc.
4,608,387	Term Loan, 7.54%, Maturing October 4, 2010	4,660,232
	FHC Health Systems, Inc.
1,276,786	Term Loan, 10.41%, Maturing December 18, 2009	1,302,321
893,750	Term Loan, 12.41%, Maturing December 18, 2009	911,625
	Genoa Healthcare Group, LLC
1,180,338	Term Loan, 7.75%, Maturing August 12, 2012	1,195,092
	Healthcare Partners, LLC
1,438,938	Term Loan, 6.89%, Maturing March 2, 2011	1,453,777
	Healthsouth Corp.
4,478,744	Term Loan, 7.11%, Maturing June 14, 2007	4,499,740
2,301,250	Term Loan, 2.50%, Maturing March 21, 2010	2,312,038
	Iasis Healthcare, LLC
492,500	Term Loan, 6.79%, Maturing June 22, 2011	499,785
	Kinetic Concepts, Inc.
4,167,987	Term Loan, 6.28%, Maturing August 11, 2010	4,218,349
	Leiner Health Products, Inc.
3,201,250	Term Loan, 7.70%, Maturing May 27, 2011	3,249,269
	Lifecare Holdings, Inc.
3,291,750	Term Loan, 6.82%, Maturing August 11, 2012	2,999,607
	Lifepoint Hospitals, Inc.
12,170,294	Term Loan, 6.19%, Maturing April 15, 2012	12,257,348
	Magellan Health Services, Inc.
1,749,249	Term Loan, 4.45%, Maturing August 15, 2008	1,768,928
2,186,562	Term Loan, 6.74%, Maturing August 15, 2008	2,211,160
	Matria Healthcare, Inc.
825,321	Term Loan, 7.02%, Maturing January 19, 2007	827,900
1,749,679	Term Loan, 6.90%, Maturing January 19, 2012	1,769,363
	Medcath Holdings Corp.
629,178	Term Loan, 7.11%, Maturing July 2, 2011	633,110
	Moinlycke
687,209	Term Loan, 4.98%, Maturing November 4, 2013	EUR 832,127
750,000	Term Loan, 5.48%, Maturing November 4, 2014	EUR 912,244

	National Mentor, Inc.
$2,314,048	Term Loan, 7.08%, Maturing September 30, 2011	$2,345,144
	PER-SE Technologies, Inc.
3,539,425	Term Loan, 6.79%, Maturing January 6, 2013	3,592,517
	Renal Advantage, Inc.
1,122,188	Term Loan, 7.07%, Maturing October 5, 2012	1,133,761
	Select Medical Holding Corp.
5,240,400	Term Loan, 6.52%, Maturing February 24, 2012	5,174,895
	Sirona Dental Services GmbH
840,000	Term Loan, 5.46%, Maturing June 30, 2013	EUR 1,013,070
	Sirona Dental Systems GmbH
160,000	Term Loan, 4.96%, Maturing June 30, 2013	EUR 192,966
	Sunrise Medical Holdings, Inc.
3,859,780	Term Loan, 7.89%, Maturing May 13, 2010	3,864,605
	Talecris Biotherapeutics, Inc.
3,637,513	Term Loan, 8.02%, Maturing March 31, 2010	3,628,419
	Vanguard Health Holding Co., LLC
7,011,976	Term Loan, 6.95%, Maturing September 23, 2011	7,109,485
	Ventiv Health, Inc.
1,795,500	Term Loan, 6.03%, Maturing October 5, 2011	1,804,478
	VWR International, Inc.
5,049,784	Term Loan, 7.12%, Maturing April 7, 2011	5,128,687
		$159,916,087
Home Furnishings — 1.2%
	Interline Brands, Inc.
3,389,674	Term Loan, 6.78%, Maturing December 31, 2010	3,423,571
	Knoll, Inc.
5,987,055	Term Loan, 6.53%, Maturing October 3, 2012	6,080,603
	National Bedding Co., LLC
1,905,425	Term Loan, 6.23%, Maturing August 31, 2011	1,925,908
	Oreck Corp.
1,390,950	Term Loan, 7.28%, Maturing February 2, 2012	1,408,337
	Sanitec Ltd. Oy
3,000,000	Term Loan, 5.37%, Maturing April 7, 2013	EUR 3,504,099
3,000,000	Term Loan, 5.87%, Maturing April 7, 2014	EUR 3,523,592
	Sealy Mattress Co.
7,263,716	Term Loan, 6.29%, Maturing April 6, 2012	7,355,646
	Simmons Co.
7,802,708	Term Loan, 7.36%, Maturing December 19, 2011	7,908,778
		$35,130,534
Industrial Equipment — 1.0%
	Alliance Laundry Holdings, LLC
1,699,200	Term Loan, 6.73%, Maturing January 27, 2012	1,723,626
	Colfax Corp.
2,863,087	Term Loan, 6.56%, Maturing December 19, 2011	2,894,702

	Douglas Dynamics Holdings, Inc.
$1,980,017	Term Loan, 6.28%, Maturing December 16, 2010	$2,009,717
	Flowserve Corp.
7,005,673	Term Loan, 6.36%, Maturing August 10, 2012	7,103,094
	Gleason Corp.
1,764,165	Term Loan, 7.12%, Maturing July 27, 2011	1,786,217
	GSCP Athena (Finnish) Holdings
3,250,000	Term Loan, 5.07%, Maturing August 31, 2013	EUR 3,888,859
2,923,913	Term Loan, 5.57%, Maturing August 31, 2014	EUR 3,584,321
	Itron, Inc.
162,162	Term Loan, 7.00%, Maturing December 17, 2010	163,176
	Mainline, L.P.
2,293,333	Term Loan, 6.88%, Maturing December 17, 2011	2,310,533
	MTD Products, Inc.
2,964,850	Term Loan, 6.38%, Maturing June 1, 2010	2,990,792
	Pirelli Kabel UND Systems Hold
326,087	Term Loan, 5.57%, Maturing August 31, 2014	EUR 391,887
		$28,846,924
Insurance — 0.9%
	ARG Holding, Inc.
3,675,000	Term Loan, 7.42%, Maturing November 30, 2011	3,718,641
	CCC Information Services Group
2,400,000	Term Loan, 7.07%, Maturing February 10, 2013	2,436,751
	Conseco, Inc.
7,280,442	Term Loan, 6.57%, Maturing June 22, 2010	7,353,246
	Hilb, Rogal & Hobbs Co.
7,038,281	Term Loan, 6.81%, Maturing June 30, 2007	7,113,063
	U.S.I. Holdings Corp.
2,925,000	Term Loan, 7.07%, Maturing August 11, 2007	2,937,797
4,504,500	Term Loan, 7.07%, Maturing August 11, 2008	4,524,207
		$28,083,705
Leisure Goods / Activities / Movies — 5.2%
	24 Hour Fitness Worldwide, Inc.
5,880,000	Term Loan, 7.62%, Maturing June 8, 2012	5,975,550
	Alliance Atlantis Communications, Inc.
2,251,983	Term Loan, 6.11%, Maturing December 20, 2011	2,275,441
	AMC Entertainment, Inc.
6,150,000	Term Loan, 6.71%, Maturing January 26, 2013	6,219,667
	AMF Bowling Worldwide, Inc.
3,048,167	Term Loan, 7.61%, Maturing August 27, 2009	3,077,698
	Carmike Cinemas, Inc.
3,575,000	Term Loan, 0.00%, Maturing May 19, 2012 (2)	3,563,828
5,240,976	Term Loan, 7.00%, Maturing May 19, 2012	5,281,924
	Cinemark, Inc.
7,772,500	Term Loan, 6.53%, Maturing March 31, 2011	7,895,888

	Deluxe Entertainment Services
$2,725,000	Term Loan, 8.33%, Maturing January 28, 2011	$2,820,375
	Fender Musical Instruments Co.
419,170	Term Loan, 6.47%, Maturing March 30, 2012	425,457
	HEI Acquisition, LLC
1,875,000	Term Loan, 7.08%, Maturing December 31, 2011	1,896,094
	Metro-Goldwyn-Mayer Holdings, Inc.
24,430,000	Term Loan, 6.78%, Maturing April 8, 2012	24,745,098
	New England Sports Ventures
6,944,000	Term Loan, 5.80%, Maturing February 27, 2007	6,952,680
	Red Football, Ltd.
3,000,000	Term Loan, 7.35%, Maturing May 11, 2012	GBP 5,293,153
975,987	Term Loan, 7.85%, Maturing May 11, 2013	GBP 1,731,631
975,987	Term Loan, 8.35%, Maturing May 11, 2014	GBP 1,740,177
	Regal Cinemas Corp.
21,926,727	Term Loan, 6.53%, Maturing November 10, 2010	22,202,193
	Riddell Bell Holdings, Inc.
987,500	Term Loan, 7.03%, Maturing September 30, 2011	991,203
	Six Flags Theme Parks, Inc.
8,575,000	Revolving Loan, 4.61%, Maturing June 30, 2008 (2)	8,460,669
6,852,338	Term Loan, 7.11%, Maturing June 30, 2009	6,942,809
	Southwest Sports Group, LLC
3,725,000	Term Loan, 7.07%, Maturing December 22, 2010	3,771,563
	Universal City Development Partners, Ltd.
6,692,400	Term Loan, 6.67%, Maturing June 9, 2011	6,783,028
	WMG Acquisition Corp.
2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	2,776,613
20,562,363	Term Loan, 6.67%, Maturing February 28, 2011	20,817,788
	Yankees Holdings & YankeeNets, LLC
1,290,143	Term Loan, 7.03%, Maturing June 25, 2007	1,296,594
		$153,937,121
Lodging and Casinos — 4.5%
	Alliance Gaming Corp.
11,630,618	Term Loan, 8.18%, Maturing September 4, 2009	11,757,834
	Ameristar Casinos, Inc.
3,625,000	Term Loan, 6.19%, Maturing November 10, 2012	3,663,516
	Boyd Gaming Corp.
11,951,738	Term Loan, 5.86%, Maturing June 30, 2011	12,096,151
	CCM Merger, Inc.
3,397,928	Term Loan, 6.57%, Maturing July 13, 2012	3,429,784
	Choctaw Resort Development Enterprise
1,707,965	Term Loan, 6.93%, Maturing November 4, 2011	1,729,315
	Columbia Entertainment
2,030,625	Term Loan, 7.03%, Maturing October 24, 2011	2,046,490
	Gala Electric Casinos, Ltd.
4,750,000	Term Loan, 7.17%, Maturing December 12, 2013	GBP 8,378,330
4,750,000	Term Loan, 7.67%, Maturing December 12, 2014	GBP 8,415,156

	Globalcash Access, LLC
$2,756,970	Term Loan, 6.86%, Maturing March 10, 2010	$2,794,879
	Green Valley Ranch Gaming, LLC
982,575	Term Loan, 6.53%, Maturing December 17, 2011	996,085
	Herbst Gaming, Inc.
1,354,763	Term Loan, 6.20%, Maturing January 31, 2011	1,372,544
	Isle of Capri Casinos, Inc.
8,662,500	Term Loan, 6.29%, Maturing February 4, 2011	8,784,858
	MGM Mirage
9,035,714	Revolving Loan, 4.09%, Maturing April 25, 2010 (2)	8,815,469
2,464,286	Term Loan, 6.28%, Maturing April 25, 2010	2,473,990
	Penn National Gaming, Inc.
23,474,500	Term Loan, 6.38%, Maturing October 3, 2012	23,819,293
	Pinnacle Entertainment, Inc.
2,350,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	2,362,486
2,025,000	Term Loan, 6.57%, Maturing December 14, 2011	2,046,516
	Resorts International Holdings, LLC
3,902,764	Term Loan, 7.53%, Maturing April 26, 2012	3,897,885
	Trump Entertainment Resorts Holdings, L.P.
2,556,094	Term Loan, 0.00%, Maturing May 20, 2012 (2)	2,588,045
2,549,688	Term Loan, 7.17%, Maturing May 20, 2012	2,581,559
	Venetian Casino Resort, LLC
13,053,847	Term Loan, 6.28%, Maturing June 15, 2011	13,195,598
2,691,514	Term Loan, 6.28%, Maturing June 15, 2011	2,720,742
	Wynn Las Vegas, LLC
4,955,000	Term Loan, 6.75%, Maturing December 14, 2011	5,011,259
		$134,977,784
Nonferrous Metals / Minerals — 2.1%
	Alpha Natural Resources, LLC
2,925,000	Term Loan, 6.32%, Maturing October 26, 2012	2,948,766
	Carmeuse Lime, Inc.
2,160,813	Term Loan, 6.43%, Maturing May 2, 2011	2,171,617
	Foundation Coal Corp.
8,500,000	Revolving Loan, 0.00%, Maturing July 30, 2009 (2)	8,468,125
	ICG, LLC
285,969	Term Loan, 7.41%, Maturing November 5, 2010	285,880
	International Mill Service, Inc.
8,529,012	Term Loan, 7.28%, Maturing December 31, 2010	8,656,947
	Murray Energy Corp.
1,564,200	Term Loan, 7.61%, Maturing January 28, 2010	1,568,111
	Novelis, Inc.
3,727,828	Term Loan, 6.44%, Maturing January 6, 2012	3,776,174
6,474,460	Term Loan, 6.44%, Maturing January 6, 2012	6,558,428
	Severstal North America, Inc.
13,000,000	Revolving Loan, 0.00%, Maturing April 7, 2007 (2)	12,967,500
	Stillwater Mining Co.
1,320,000	Revolving Loan, 6.85%, Maturing June 30, 2007 (2)	1,298,550
9,502,108	Term Loan, 6.88%, Maturing June 30, 2007	9,620,884

	Trout Coal Holdings, LLC
$5,312,362	Term Loan, 7.73%, Maturing March 23, 2011	$5,259,239
		$63,580,221
Oil and Gas — 4.2%
	Cavallo Energy L.P.
10,750,000	Revolving Loan, 3.42%, Maturing October 5, 2010 (2)	10,750,000
	Citgo Petroleum Corp.
6,575,000	Term Loan, 5.94%, Maturing November 15, 2012	6,643,834
	Coffeyville Resources, LLC
800,000	Term Loan, 3.87%, Maturing June 24, 2011	811,250
1,194,008	Term Loan, 7.07%, Maturing June 24, 2012	1,210,799
	Columbia Natural Resources, LLC
4,225,294	Revolving Loan, 0.00%, Maturing January 19, 2010 (2)	4,220,012
	Dresser, Inc.
1,106,525	Term Loan, 7.11%, Maturing March 31, 2007	1,125,889
	Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009 (2)	4,979,165
	El Paso Corp.
7,168,875	Term Loan, 4.29%, Maturing November 23, 2009	7,245,539
11,709,163	Term Loan, 7.31%, Maturing November 23, 2009	11,859,590
	Epco Holdings, Inc.
2,333,334	Revolving Loan, 6.87%, Maturing August 18, 2008 (2)	2,302,224
4,545,138	Term Loan, 6.54%, Maturing August 18, 2008	4,584,908
3,865,950	Term Loan, 6.54%, Maturing August 18, 2010	3,919,107
	Key Energy Services, Inc.
4,165,000	Term Loan, 7.68%, Maturing June 30, 2012	4,230,078
	LB Pacific, L.P.
3,637,513	Term Loan, 7.09%, Maturing March 3, 2012	3,692,075
	Lyondell-Citgo Refining, L.P.
5,614,500	Term Loan, 6.53%, Maturing May 21, 2007	5,670,645
	Petroleum Geo-Services ASA
7,900,000	Term Loan, 7.00%, Maturing December 16, 2012	8,006,160
	Sprague Energy Corp.
1,977,273	Term Loan, 0.00%, Maturing October 5, 2009 (2)	1,972,330
2,765,545	Term Loan, 6.43%, Maturing October 5, 2010 (2)	2,758,632
11,075,364	Revolving Loan, 6.43%, Maturing October 5, 2010 (2)	11,047,675
	Targa Resources, Inc.
5,700,000	Term Loan, 6.83%, Maturing October 31, 2007	5,728,500
1,225,740	Term Loan, 4.40%, Maturing October 31, 2012	1,242,849
7,628,140	Term Loan, 7.09%, Maturing October 31, 2012	7,734,613
	Universal Compression, Inc.
3,473,757	Term Loan, 6.03%, Maturing February 15, 2012	3,515,442
	Williams Production RMT Co.
9,329,368	Term Loan, 6.82%, Maturing May 30, 2008	9,443,074
		$124,694,390

Publishing — 4.8%
	American Media Operations, Inc.
$17,000,000	Term Loan, 7.38%, Maturing January 31, 2013	$17,217,821
	CBD Media, LLC
2,918,235	Term Loan, 6.99%, Maturing December 31, 2009	2,963,833
	Dex Media East, LLC
5,066,521	Term Loan, 6.36%, Maturing May 8, 2009	5,117,186
	Dex Media West, LLC
14,212,811	Term Loan, 6.34%, Maturing March 9, 2010	14,359,387
	Herald Media, Inc.
1,374,711	Term Loan, 7.28%, Maturing July 22, 2011	1,381,156
	Liberty Group Operating, Inc.
4,866,165	Term Loan, 6.88%, Maturing February 28, 2012	4,913,917
	Medianews Group, Inc.
2,788,943	Term Loan, 5.85%, Maturing August 25, 2010	2,797,079
	Merrill Communications, LLC
5,753,068	Term Loan, 6.86%, Maturing May 5, 2011	5,818,687
	Nebraska Book Co., Inc.
4,077,375	Term Loan, 6.52%, Maturing March 4, 2011	4,128,342
	Newspaper Holdings, Inc.
7,650,000	Term Loan, 6.19%, Maturing August 24, 2012	7,695,426
	R.H. Donnelley Corp.
502,309	Term Loan, 6.28%, Maturing December 31, 2009	504,735
21,406,050	Term Loan, 6.26%, Maturing June 30, 2011	21,602,621
	Seat Pagine Gialle Spa
6,708,333	Term Loan, 4.85%, Maturing May 25, 2012	EUR 8,087,124
	Source Media, Inc.
2,366,907	Term Loan, 6.85%, Maturing November 8, 2011	2,399,452
	SP Newsprint Co.
4,511,111	Term Loan, 4.61%, Maturing January 9, 2010	4,578,778
1,744,167	Term Loan, 6.86%, Maturing January 9, 2010	1,770,329
	Springer Science+Business Media
972,973	Term Loan, 7.12%, Maturing September 15, 2011	982,854
1,054,054	Term Loan, 7.62%, Maturing May 5, 2012	1,069,074
972,973	Term Loan, 7.62%, Maturing May 5, 2012	988,176
	Sun Media Corp.
5,209,548	Term Loan, 6.67%, Maturing February 7, 2009	5,285,519
	World Directories ACQI Corp.
2,000,000	Term Loan, 5.40%, Maturing November 29, 2012	EUR 2,398,385
	Xerox Corp.
8,250,000	Term Loan, 6.35%, Maturing September 30, 2008	8,323,046
	Xsys US, Inc.
3,795,776	Term Loan, 6.77%, Maturing December 31, 2012	3,831,361
3,877,093	Term Loan, 7.27%, Maturing December 31, 2013	3,932,826
	Xsys, Inc.
1,546,742	Term Loan, 4.76%, Maturing September 27, 2014	EUR 1,871,764

	YBR Acquisition BV
$2,500,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR 3,026,080
750,000	Term Loan, 5.15%, Maturing June 30, 2013	EUR 907,824
2,500,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR 3,038,202
750,000	Term Loan, 5.65%, Maturing June 30, 2014	EUR 911,461
		$141,902,445
Radio and Television — 4.8%
	Adams Outdoor Advertising, L.P.
3,989,128	Term Loan, 6.62%, Maturing November 18, 2012	4,047,301
	ALM Media Holdings, Inc.
4,213,163	Term Loan, 7.03%, Maturing March 5, 2010	4,223,695
	Blockcommunications, Inc.
2,850,000	Term Loan, 6.53%, Maturing December 22, 2011	2,889,188
	DirecTV Holdings, LLC
12,783,333	Term Loan, 6.05%, Maturing April 13, 2013	12,945,119
	Emmis Operating Co.
8,479,338	Term Loan, 6.32%, Maturing November 10, 2011	8,543,594
	Entravision Communications Corp.
1,513,688	Term Loan, 6.03%, Maturing September 29, 2013	1,525,514
	Gray Television, Inc.
4,000,000	Term Loan, 6.03%, Maturing November 22, 2015	4,032,000
	Hanley-Wood, LLC
482,119	Term Loan, 0.00%, Maturing August 1, 2012 (2)	484,731
4,037,372	Term Loan, 6.67%, Maturing August 1, 2012	4,059,242
	NEP Supershooters, L.P.
1,737,450	Term Loan, 8.03%, Maturing February 3, 2011	1,758,082
2,913,125	Term Loan, 8.60%, Maturing February 3, 2011	2,958,643
	Nexstar Broadcasting, Inc.
6,640,820	Term Loan, 6.28%, Maturing October 1, 2012	6,680,944
6,760,024	Term Loan, 6.28%, Maturing October 1, 2012	6,800,868
	NextMedia Operating, Inc.
966,808	Term Loan, 6.57%, Maturing November 15, 2012	975,267
429,692	Term Loan, 6.57%, Maturing November 15, 2012	433,452
	PanAmSat Corp.
16,420,532	Term Loan, 6.49%, Maturing August 20, 2011	16,641,191
	Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 7.02%, Maturing February 6, 2013	507,813
	Paxson Communcations Corp.
8,300,000	Term Loan, 7.78%, Maturing January 15, 2012	8,325,938
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010 (2)	4,976,565
8,966,996	Term Loan, 7.56%, Maturing March 31, 2012	9,087,495
	SFX Entertainment
4,700,000	Term Loan, 6.82%, Maturing June 21, 2013	4,708,813
	Spanish Broadcasting System
6,302,375	Term Loan, 6.53%, Maturing June 10, 2012	6,383,783

	Susquehana Media Co.
$16,946,938	Term Loan, 6.07%, Maturing March 9, 2012	$16,978,713
	TDF SA
3,500,000	Term Loan, 4.42%, Maturing March 11, 2013	EUR 4,226,521
2,500,000	Term Loan, 5.17%, Maturing March 11, 2014	EUR 3,030,425
	Telewest Global Finance, LLC
985,000	Term Loan, 6.56%, Maturing December 22, 2012	984,384
760,000	Term Loan, 7.31%, Maturing December 22, 2013	762,138
	Young Broadcasting, Inc.
3,616,825	Term Loan, 6.81%, Maturing November 3, 2012	3,630,388
		$142,601,807
Rail Industries — 0.6%
	Kansas City Southern Industries, Inc.
7,279,594	Term Loan, 6.08%, Maturing March 30, 2008	7,322,056
	Railamerica, Inc.
8,485,806	Term Loan, 7.06%, Maturing September 29, 2011	8,620,162
1,003,115	Term Loan, 7.06%, Maturing September 29, 2011	1,018,997
		$16,961,215
Retailers (Except Food and Drug) — 3.7%
	Advance Stores Company, Inc.
5,572,484	Term Loan, 6.11%, Maturing September 30, 2010	5,628,209
3,312,545	Term Loan, 6.13%, Maturing September 30, 2010	3,345,671
	Alimentation Couche-Tard, Inc.
2,490,000	Term Loan, 6.38%, Maturing December 17, 2010	2,522,163
	American Achievement Corp.
1,722,920	Term Loan, 6.92%, Maturing March 25, 2011	1,753,072
	Amscan Holdings, Inc.
4,500,000	Term Loan, 7.77%, Maturing December 23, 2012	4,460,625
	Coinmach Laundry Corp.
11,600,000	Term Loan, 7.13%, Maturing December 15, 2012	11,793,337
	FTD, Inc.
3,199,729	Term Loan, 6.92%, Maturing February 28, 2011	3,238,727
	Harbor Freight Tools USA, Inc.
6,232,256	Term Loan, 6.82%, Maturing July 15, 2010	6,303,927
	Home Interiors & Gifts, Inc.
2,874,506	Term Loan, 9.81%, Maturing March 31, 2011	2,680,476
	Josten’s Corp.
10,042,011	Term Loan, 6.78%, Maturing October 4, 2010	10,190,553
	Mapco Express, Inc.
2,154,175	Term Loan, 7.26%, Maturing April 28, 2011	2,183,795
	Mauser Werke GMBH & Co. KG
3,825,000	Term Loan, 7.52%, Maturing December 3, 2011	3,848,906
	Movie Gallery, Inc.
3,766,075	Term Loan, 8.28%, Maturing April 27, 2011	3,493,426
	Musicland Group, Inc.
7,000,000	Revolving Loan, 0.00%, Maturing August 11, 2008 (2)	7,017,500

	Neiman Marcus Group, Inc.
$3,109,177	Term Loan, 6.95%, Maturing April 5, 2013	$3,157,758
	Oriental Trading Co., Inc.
7,417,576	Term Loan, 6.81%, Maturing August 4, 2010	7,482,480
	Rent-A-Center, Inc.
7,193,217	Term Loan, 6.27%, Maturing June 30, 2010	7,276,838
	Savers, Inc.
2,875,710	Term Loan, 7.61%, Maturing August 4, 2009	2,906,264
	Sears Canada, Inc.
2,850,000	Term Loan, 0.00%, Maturing December 22, 2012 (2)	2,882,063
	Shopko Stores, Inc.
5,448,000	Revolving Loan, 3.48%, Maturing December 28, 2010 (2)	5,430,975
	Stewert Enterprises, Inc.
1,090,890	Term Loan, 6.48%, Maturing November 19, 2011	1,102,481
	Travelcenters of America, Inc.
10,870,000	Term Loan, 6.28%, Maturing November 30, 2008	10,996,364
		$109,695,610
Steel — 0.1%
	Gibraltar Industries, Inc.
2,850,000	Term Loan, 6.28%, Maturing December 8, 2010	2,871,375
		$2,871,375
Surface Transport — 0.3%
	Horizon Lines, LLC
1,408,550	Term Loan, 6.78%, Maturing July 7, 2011	1,428,505
	Sirva Worldwide, Inc.
7,241,250	Term Loan, 8.56%, Maturing December 1, 2010	6,993,838
		$8,422,343
Telecommunications — 3.7%
	AAT Communications Corp.
1,400,000	Term Loan, 6.56%, Maturing July 29, 2012	1,407,000
	Alaska Communications Systems Holdings, Inc.
6,600,000	Term Loan, 6.28%, Maturing February 11, 2012	6,662,700
	Cellular South, Inc.
1,970,000	Term Loan, 6.37%, Maturing May 4, 2011	1,997,088
	Centennial Cellular Operating Co., LLC
10,175,000	Term Loan, 6.64%, Maturing February 9, 2011	10,324,796
	Cincinnati Bell, Inc.
2,219,438	Term Loan, 6.17%, Maturing August 31, 2012	2,238,511
	Consolidated Communications, Inc.
9,887,497	Term Loan, 6.34%, Maturing April 14, 2011	10,000,788
	D&E Communications, Inc.
3,306,877	Term Loan, 6.72%, Maturing December 31, 2011	3,344,079
	Fairpoint Communications, Inc.
8,075,000	Term Loan, 6.31%, Maturing February 8, 2012	8,139,600
	Hawaiian Telcom Communications, Inc.
2,670,000	Term Loan, 6.78%, Maturing October 31, 2012	2,695,509

	Intelsat, Ltd.
$4,977,406	Term Loan, 6.31%, Maturing July 28, 2011	$5,034,959
	Iowa Telecommunications Services
3,234,000	Term Loan, 6.30%, Maturing November 23, 2011	3,271,595
	IPC Acquisition Corp.
1,566,887	Term Loan, 7.21%, Maturing August 5, 2011	1,587,453
	Madison River Capital, LLC
1,855,000	Term Loan, 6.80%, Maturing July 31, 2012	1,876,449
	Nextel Partners Operation Corp.
7,530,000	Term Loan, 5.91%, Maturing May 31, 2012	7,555,097
	NTelos, Inc.
5,375,700	Term Loan, 7.11%, Maturing February 18, 2011	5,434,833
	Qwest Corp.
8,900,000	Term Loan, 9.32%, Maturing June 4, 2007	9,143,638
	Satbirds Finance SARL
1,500,000	Term Loan, 4.34%, Maturing April 4, 2013	EUR 1,796,974
1,500,000	Term Loan, 4.34%, Maturing April 4, 2013	EUR 1,796,759
	Syniverse Holdings, Inc.
2,126,219	Term Loan, 6.28%, Maturing February 15, 2012	2,150,139
	Triton PCS, Inc.
5,514,300	Term Loan, 7.86%, Maturing November 18, 2009	5,551,351
	Valor Telecom Enterprise, LLC
8,598,500	Term Loan, 6.32%, Maturing February 14, 2012	8,628,062
	Westcom Corp.
2,947,109	Term Loan, 7.54%, Maturing December 17, 2010	2,952,635
	Winstar Communications, Inc.
3,852,804	DIP Loan, 0.00%, Maturing December 31, 2006 (3)	5,056,805
		$108,646,820
Utilities — 2.3%
	Allegheny Energy Supply Co., LLC
8,944,337	Term Loan, 5.63%, Maturing July 21, 2011	9,016,213
	Cellnet Technology, Inc.
2,079,550	Term Loan, 7.53%, Maturing April 26, 2012	2,113,343
	Cogentrix Delaware Holdings, Inc.
3,267,467	Term Loan, 6.28%, Maturing April 14, 2012	3,304,566
	Covanta Energy Corp.
3,676,423	Term Loan, 4.53%, Maturing June 24, 2012	3,740,760
2,479,558	Term Loan, 7.53%, Maturing June 24, 2012	2,522,950
	KGen, LLC
3,210,738	Term Loan, 7.15%, Maturing August 5, 2011	3,210,738
	La Paloma Generating Co., LLC
1,049,726	Term Loan, 6.28%, Maturing August 16, 2012	1,061,141
83,603	Term Loan, 6.28%, Maturing August 16, 2012	84,513
177,049	Term Loan, 6.33%, Maturing August 16, 2012	178,975
	Mirant North America, LLC
3,550,000	Term Loan, 6.32%, Maturing January 3, 2013	3,582,330
	NRG Energy, Inc.
20,000,000	Term Loan, 6.57%, Maturing February 1, 2013	20,245,840
4,000,000	Term Loan, 6.62%, Maturing February 1, 2013	4,040,936

	Pike Electric, Inc.
$2,170,713	Term Loan, 6.13%, Maturing July 1, 2012	$2,197,847
3,548,112	Term Loan, 6.13%, Maturing July 1, 2012	3,592,463
	Plains Resources, Inc.
4,189,270	Term Loan, 6.75%, Maturing August 12, 2011	4,223,308
	Reliant Energy, Inc.
1,227,992	Term Loan, 6.09%, Maturing December 22, 2010	1,226,744
	Wolf Hollow I L.P.
1,350,000	Term Loan, 6.72%, Maturing June 22, 2012	1,364,766
1,350,000	Term Loan, 6.75%, Maturing June 22, 2012	1,364,766
		$67,072,199
Total Senior Floating Rate Interests (identified cost, $2,912,679,136)		$2,932,673,354

Corporate Bonds & Notes — 0.8%

Principal Amount (000’s omitted)	Security	Value
Automotive — 0.1%
	Key Plastics, LLC, Jr. Sub. Notes
$1,061	4.00%, 4/26/07 (4)	$1,069,514
	Key Plastics, LLC, Sr. Sub. Notes
1,691	7.00%, 4/26/07 (4)	1,692,319
		$2,761,833
Building and Development — 0.2%
	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate
6,695	6.899%, 6/15/29 (5)	6,694,930
		$6,694,930
Financial Intermediaries — 0.1%
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	7.19%, 8/11/16 (5)	1,000,000
		$1,000,000
Telecommunications — 0.4%
	Qwest Corp., Sr. Notes, Variable Rate
3,150	7.741%, 6/15/13 (5)	3,457,125
	Rogers Wireless, Inc., Variable Rate
4,150	7.616%, 12/15/10	4,316,000
	Rural Cellular Corp., Variable Rate
4,500	8.991%, 3/15/10	4,612,500
		$12,385,625
Total Corporate Bonds & Notes (identified cost, $22,336,729)		$22,842,388

Common Stocks — 0.6%

Shares	Security	Value
31,622	Citation Corp. (6)(7)	$418,991
33,278	Environmental Systems Products Holdings, Inc. (4)(6)(7)	1,073,881
133,410	Hayes Lemmerz International (3)(7)	416,800
1	Key Plastics, LLC, Class A (4)(6)	1,163
441,740	Maxim Crane Works, L.P. (7)	15,792,219
12,592	RoTech Medical Corp (4)(6)(7)	29,088
297,015	Safelite Glass Corp. (4)(6)(7)	941,538
20,048	Safelite Realty Corp. (4)(6)	150,159
Total Common Stocks (identified cost, $9,362,847)		$18,823,839

Preferred Stocks — 0.1%

Shares	Security	Value
2,496	Citation Corp. (PIK) (6)(7)	$2,109,120
445	Hayes Lemmerz International (4)(6)(7)	6,006
217	Key Plastics, LLC, Series A (4)(6)(7)	210,316
Total Preferred Stocks (identified cost, $2,236,050)		$2,325,442

Warrants — 0.0%

Shares/Rights	Security	Value
130	Gentek, Inc., Class B (6)(7)	$923
63	Gentek, Inc., Class C (6)(7)	441
Total Warrants (identified cost, $0)		$1,364

Commercial Paper — 3.3%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$9,487,000	03/06/06	AIG Funding, Inc.	4.49%	$9,481,084
59,501,000	03/01/06	General Electric Co.	4.56%	59,501,000
30,000,000	03/01/06	Old Line Funding, LLC	4.51%	30,000,000
Total Commercial Paper (at amortized cost, $98,982,084)				$98,982,084

Short-Term Investments — 0.4%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	03/01/06	Investors Bank and Trust Company Time Deposit	4.57%	$2,000,000
10,233,000	03/01/06	Societe Generale Time Deposit	4.563%	10,233,000
Total Short-Term Investments (at amortized cost, $12,233,000)				$ 12,233,000
Total Investments — 103.8% (identified cost, $3,057,829,846)				$ 3,087,881,471
Less Unfunded Loan Commitments — (5.5)%				$ (163,095,076)
Net Investments — 98.3% (identified cost, $2,894,734,770)				$ 2,924,786,395
Other Assets, Less Liabilities — 1.7%				$ 50,902,986
Net Assets — 100.0%				$ 2,975,689,381

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the Borrower’s discretion.

(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $11,152,055 or 0.4% of the Portfolio’s net assets.

(6)	Restricted security.
(7)	Non-income producing security.

A summary of financial instruments at February 28, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
3/31/06	British Pound 20,138,151	United States Dollar 35,143,491	$(127,827)
3/31/06	Euro 117,592,081	United States Dollar 140,294,431	(134,915)
			$(262,742)

The Portfolio had the following swap agreements outstanding at February 28, 2006.

Credit Default Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000	USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$5,779
1,000,000	USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/12/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(6,972)
2,000,000	USD	3/20/2011	Agreement with Lehman Brothers dated 3/2/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	7,995

3,000,000	USD	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Portfolio will receive 2.20% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(19,443)
2,000,000	USD	6/20/2010	Agreement with Lehman Brothers dated 5/18/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	(16,604)
3,000,000	USD	9/21/2009	Agreement with Lehman Brothers dated 7/8/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	21,260
4,000,000	USD	3/20/2012	Agreement with Lehman Brothers dated 2/8/2006 whereby the Portfolio will receive 2.40% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Tchnologies, Inc.	(14,351)

At February 28, 2006, the Portfolio had sufficient cash and/or securities segregated to cover potential obligations arising from forward foreign currency exchange contracts and open swap contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,894,734,770
Gross unrealized appreciation	$37,144,412
Gross unrealized depreciation	(7,092,787)
Net unrealized appreciation	$30,051,625

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at February 28, 2006 on a federal income tax basis was $301,978.

Restricted Securities

At February 28, 2006, the Portfolio owned the following securities (representing 0.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Citation Corp.	5/24/05	31,622	$0	$418,991
Environmental Systems Products Holdings, Inc.	10/24/00	33,278	0	1,073,881
Key Plastics, LLC, Class A	4/26/01	1	0	1,163
RoTech Medical Corp	6/12/02	12,592	332,429	29,088
Safelite Glass Corp.	9/29/00-11/10/00	297,015	0	941,538
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	150,159
			$332,429	$2,614,820
Preferred Stocks
Citation Corp. (PIK)	5/24/05	2,496	1,996,800	2,109,120
Hayes Lemmerz International	6/04/03	445	22,250	6,006
Key Plastics, LLC, Series A	4/26/01	217	217,000	210,316
			$2,236,050	$2,325,442
Warrants
Gentek, Inc., Class B	11/11/03	130	0	923
Gentek, Inc., Class C	11/11/03	63	0	441
			$—	$1,364

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/Scott H. Page
Scott H. Page
President and Principal Executive Officer

Date:       April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Scott H. Page
Scott H. Page
President and Principal Executive Officer

Date:       April 24, 2006

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer and Principal Financial Officer

Date:       April 24, 2006